Additional Cash Flow Disclosures	12 Months Ended
Dec. 31, 2017
Statement of cash flows [abstract]
Additional Cash Flow Disclosures
Additional Cash Flow Disclosures

Net Change In Non-Cash Working Capital

	2017 $	2016 $	2015 $
Change in:
Contract receivable	(4,767,100)	—	—
Other receivables	16,680	285,653	(148,308)
Prepaid expenses	(915,222)	245,828	(215,116)
Accounts payable and accrued liabilities	(384,641)	1,359,172	(664,505)
Contract liability	6,182,580	—	—
Non-cash impact of foreign exchange	48,558	343,212	(77,535)
Change in non-cash working capital related to operating activities	180,855	2,233,865	(1,105,464)

Other Cash Flow Disclosures

	2017 $	2016 $	2015 $
Cash interest received	130,101	163,902	197,859
Cash taxes paid	136,163	4,468	3,421